ACQUISITION OF REVERA INC. (Allocation of total consideration to ReVera's tangible and intangible assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Apr. 02, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 20,114
ReVera Inc. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 1,158
Net assets excluding cash and cash equivalents		7,991
Deferred tax current assets		563
Deferred tax long-term assets		3,753
Intangible assets		22,929
Goodwill		20,114
Deferred revenues, net		(1,409)
Deferred tax current liabilities		(2,122)
Deferred tax long-term liabilities		(6,477)
Total purchases price		$ 46,500